Contingent consideration payable - Schedule of Contingent Consideration Payable (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Contingent And Deferred Consideration Payable [Abstract]
Balance as of December 31, 2023	$ 18,706
Payments made during the period	(8,949)
Additions in the period	0
Fair value loss and other	452
Balance as of September 30, 2024	10,209
Current	9,884
Non-current	$ 325